Variable Interest Entities (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Variable Interest Entity [Line Items]
VIE total assets	$ 2,264,815	$ 2,096,738
VIE total liabilities	1,061,756	923,326
Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
VIE total assets	185,700	184,300
VIE total liabilities	$ 68,500	$ 68,800
PT Navigator Khatulistiwa [Member]
Variable Interest Entity [Line Items]
Variable interest entity, ownership percentage	49.00%
OCY Aurora Ltd [Member]
Variable Interest Entity [Line Items]
Operating lease term	13 years
Call option commencement, period post effective date of lease	5 years
Call option initial value	$ 44,800
Navigator Crewing Philippines Inc. [Member]
Variable Interest Entity [Line Items]
Variable interest entity, ownership percentage	25.00%
Navigator Gas Services Philippines Inc. [Member]
Variable Interest Entity [Line Items]
Variable interest entity, ownership percentage	40.00%